Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Russell Exchange Traded Funds Trust
Prospectus Date	rr_ProspectusDate	Jul. 29, 2013
Supplement [Text Block]	retft_SupplementTextBlock

Russell Equity ETF

RUSSELL EXCHANGE TRADED FUNDS TRUST

Supplement dated September 13, 2013 to

PROSPECTUS DATED JULY 29, 2013

RISK/RETURN SUMMARY: The following replaces the Annual Fund Operating Expenses fee table in the sub-section entitled "Fees and Expenses of the Fund" in the Risk/Return Summary section in the Prospectus listed above:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)*
MANAGEMENT FEES	0.35%
OTHER EXPENSES	0.00%
ACQUIRED FUND FEES AND EXPENSES	0.26%
TOTAL ANNUAL FUND OPERATING EXPENSES**	0.61%
LESS FEE WAIVERS AND EXPENSE REIMBURSEMENTS***	(0.10)%
NET ANNUAL FUND OPERATING EXPENSES**	0.51%

*	Through July 31, 2014, Russell Investment Management Company ("RIMCo") has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates ("Independent Trustees"), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust's (the "Trust") executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
**	"Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the expenses of the Underlying Funds in which the Fund invests. The Fund's proportionate share of these operating expenses is reflected under "Acquired Fund Fees and Expenses." Shareholders in the Fund indirectly bear the proportionate expenses of the Underlying Funds in which the Fund invests. The Fund's Net Annual Fund Operating Expense ratio in the table is based on the Fund's total direct operating expense ratio plus a weighted average of the expense ratios of the Underlying Funds in which the Fund invests. This Net Annual Fund Operating Expense ratio may be higher or lower depending on the allocation of Fund assets among the Underlying Funds, the actual expenses of the Underlying Funds and the actual expenses of the Fund. "Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2014.
***	Until July 31, 2014, RIMCo has contractually agreed to waive up to the full amount of its 0.35% management fee to the extent that Total Annual Fund Operating Expenses, excluding extraordinary expenses, exceed 0.51% of the average daily net assets of the Fund on an annual basis. This waiver may not be terminated during the relevant period except with Board approval.

RISK/RETURN SUMMARY: The following replaces the expense example table in the sub-section entitled "Example" in the Risk/Return Summary section in the Prospectus listed above:

RUSSELL EQUITY ETF	1 YEAR	3 YEARS	5 YEARS	10 YEARS
	$52	$185	$330	$753

Russell Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	retft_SupplementTextBlock

Russell Equity ETF

RUSSELL EXCHANGE TRADED FUNDS TRUST

Supplement dated September 13, 2013 to

PROSPECTUS DATED JULY 29, 2013

RISK/RETURN SUMMARY: The following replaces the Annual Fund Operating Expenses fee table in the sub-section entitled "Fees and Expenses of the Fund" in the Risk/Return Summary section in the Prospectus listed above:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)*
MANAGEMENT FEES	0.35%
OTHER EXPENSES	0.00%
ACQUIRED FUND FEES AND EXPENSES	0.26%
TOTAL ANNUAL FUND OPERATING EXPENSES**	0.61%
LESS FEE WAIVERS AND EXPENSE REIMBURSEMENTS***	(0.10)%
NET ANNUAL FUND OPERATING EXPENSES**	0.51%

*	Through July 31, 2014, Russell Investment Management Company ("RIMCo") has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates ("Independent Trustees"), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust's (the "Trust") executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
**	"Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the expenses of the Underlying Funds in which the Fund invests. The Fund's proportionate share of these operating expenses is reflected under "Acquired Fund Fees and Expenses." Shareholders in the Fund indirectly bear the proportionate expenses of the Underlying Funds in which the Fund invests. The Fund's Net Annual Fund Operating Expense ratio in the table is based on the Fund's total direct operating expense ratio plus a weighted average of the expense ratios of the Underlying Funds in which the Fund invests. This Net Annual Fund Operating Expense ratio may be higher or lower depending on the allocation of Fund assets among the Underlying Funds, the actual expenses of the Underlying Funds and the actual expenses of the Fund. "Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2014.
***	Until July 31, 2014, RIMCo has contractually agreed to waive up to the full amount of its 0.35% management fee to the extent that Total Annual Fund Operating Expenses, excluding extraordinary expenses, exceed 0.51% of the average daily net assets of the Fund on an annual basis. This waiver may not be terminated during the relevant period except with Board approval.

RISK/RETURN SUMMARY: The following replaces the expense example table in the sub-section entitled "Example" in the Risk/Return Summary section in the Prospectus listed above:

RUSSELL EQUITY ETF	1 YEAR	3 YEARS	5 YEARS	10 YEARS
	$52	$185	$330	$753

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2014
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the expenses of the Underlying Funds in which the Fund invests.

		"Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2014.
Russell Equity ETF | Russell Equity ETF
Risk/Return:	rr_RiskReturnAbstract
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.35%	[1]
OTHER EXPENSES	rr_OtherExpensesOverAssets	none	[1]
ACQUIRED FUND FEES AND EXPENSES	rr_AcquiredFundFeesAndExpensesOverAssets	0.26%	[1]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	0.61%	[1],[2]
LESS FEE WAIVERS AND EXPENSE REIMBURSEMENTS	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1],[3]
NET ANNUAL FUND OPERATING EXPENSES	rr_NetExpensesOverAssets	0.51%	[1],[2]
1 YEAR	rr_ExpenseExampleYear01	$ 52
3 YEARS	rr_ExpenseExampleYear03	185
5 YEARS	rr_ExpenseExampleYear05	330
10 YEARS	rr_ExpenseExampleYear10	$ 753

[1]	Through July 31, 2014, Russell Investment Management Company ("RIMCo") has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates ("Independent Trustees"), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust's (the "Trust") executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
[2]	"Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the expenses of the Underlying Funds in which the Fund invests. The Fund's proportionate share of these operating expenses is reflected under "Acquired Fund Fees and Expenses." Shareholders in the Fund indirectly bear the proportionate expenses of the Underlying Funds in which the Fund invests. The Fund's Net Annual Fund Operating Expense ratio in the table is based on the Fund's total direct operating expense ratio plus a weighted average of the expense ratios of the Underlying Funds in which the Fund invests. This Net Annual Fund Operating Expense ratio may be higher or lower depending on the allocation of Fund assets among the Underlying Funds, the actual expenses of the Underlying Funds and the actual expenses of the Fund. "Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2014.
[3]	Until July 31, 2014, RIMCo has contractually agreed to waive up to the full amount of its 0.35% management fee to the extent that Total Annual Fund Operating Expenses, excluding extraordinary expenses, exceed 0.51% of the average daily net assets of the Fund on an annual basis. This waiver may not be terminated during the relevant period except with Board approval.